Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net income	$ 53,876	$ 65,225	$ 58,957
Other comprehensive income, net of tax	0	0	0
Comprehensive income	$ 53,876	$ 65,225	$ 58,957